Stock Options (Tables)	3 Months Ended
Mar. 31, 2021
Equity [Abstract]
Assumptions
Three months ended March 31, 2021
Exercise price	$2.62
Risk free interest rate	0.92%
Expected life of options	10 years
Expected volatility of underlying stock	229.8%
Expected dividend rate	0%

Stock option activity
	Number of shares	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2020	315,938	$2.72 to 2.96	$2.84
Granted	1,307,000	1.84 to 2.03	1.95
Forfeited/cancelled	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding December 31, 2020	1,622,938	$1.84 to 2.96	2.11
Granted	50,000	2.62	2.62
Forfeited/cancelled	—	—	—
Exercised	—	—	—
Outstanding March 31, 2021	1,672,938	$1.84 to 2.96	$2.12

Stock options outstanding
	Options outstanding			Options exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted Average exercise price	Number of shares	Weighted average exercise price

$1.84	648,000	9.48		—
$2.03	659,000	9.51		158,167
$2.62	50,000	9.67		—
$2.72	25,000	5.25		25,000
$2.80	220,625	8.48		82,917
$2.96	70,313	8.27		70,313
	1,672,938	9.25	$2.12	336,397	$2.47